Shareholder Fees - FidelityGovernmentMoneyMarketFund-K6PRO	Jun. 29, 2023 USD ($)
FidelityGovernmentMoneyMarketFund-K6PRO | Fidelity Government Money Market Fund
Shareholder Fees:
(fees paid directly from your investment)	none